INCOME TAX -Operating loss carryforward (Details) € in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)
INCOME TAX
Operating loss carryforwards	$ 470,713
2026
INCOME TAX
Operating loss carryforwards	43,523
2027
INCOME TAX
Operating loss carryforwards	151,292
2028
INCOME TAX
Operating loss carryforwards	275,898
Netherlands
INCOME TAX
Net operating loss carryforwards subject to expiration	$ 94,088
Term of operating loss carry forward | €				€ 1,000
Effective income tax rate	25.80%	25.80%	25.80%
Percentage of taxable profits	50.00%
UK
INCOME TAX
Net operating loss carryforwards subject to expiration	$ 140,725
Effective income tax rate	25.00%	19.00%	19.00%
Annual limit of utilization | £					£ 5,000